SHAREHOLDER'S CAPITAL - Option Activity (Details)	12 Months Ended
Dec. 31, 2021 Option $ / shares shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Number of share options outstanding at beginning of period | Option	19,643,184
Number of share options granted | Option	9,676,000
Number of share options exercised | Option	(2,300,000)
Number of share options expired	0
Number of share options forfeited	0
Number of share options cancelled | shares	(2,905,063)
Number of share options outstanding at end of period | Option	24,114,121
Number of vested share options | Option	2,553,994
Weighted average exercise price of share options outstanding at beginning of period (US$ per share)	$ 28.05
Weighted average exercise price of share options granted (US$ per share)	33.00
Weighted average exercise price of share options exercised (US$ per share)	19.93
Weighted average exercise price of share options cancelled (US$ per share)	19.93
Weighted average exercise price of share options outstanding at end of period (US$ per share)	31.79
Weighted average exercise price of vested share options (US$ per share)	$ 22.22